Business Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
13.              BUSINESS SEGMENTS

The Company groups its operations into three business segments–Wind Farm Development and Management, Wind Farm Ownership and Operation, and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the three months ended March 31, 2012:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the three months ended March 31, 2012:
Wind farm development/management	$322,369	$-	$-	$322,369
Turbine sales and service	-	-	36,999	36,999
Electricity Sales	-	846,991	-	846,991
Total revenue	$322,369	$846,991	$36,999	$1,206,359

Income (loss) from operations	$(602,256)	$228,622	$(53,029)	$(426,663)
Other expense, net	(53,354)	(197,353)	(3,833)	(254,540)
Income (loss) before income tax benefit	$(655,610)	31,269	$(56,862)	$(681,203)

Identifiable assets at March 31, 2012	$1,445,741	$28,086,863	$608,835	$30,141,439
Corporate assets				5,117,141
Total assets at March 31, 2012				$35,258,580

The following is information for each segment for the three months ended March 31, 2011:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the three months ended March 31, 2011:
Wind farm development/management	$5,174,402	$-	$14	$5,174,416
Turbine Sales and Service	5,601	-	64,522	70,123
Related party revenue	80,869	-	-	80,869
Construction contract revenue	1,265,504	-	499	1,266,003
Total revenue	$6,526,376	$-	$65,035	$6,591,411

Loss from operations	$4,787,716	$-	$(9,028)	$4,778,688
Other income (expense), net	(19,700)	-	(5,140)	(24,839)
Loss before income taxes	$4,768,017	$-	$(14,168)	$4,753,849

Identifiable assets at March 31, 2011	$13,876,061	$-	$608,001	$14,484,062
Corporate assets				4,077,386
Total assets at March 31, 2011				$18,561,448

21.      BUSINESS SEGMENTS

The Company groups its operations into three business segments–Wind Farm Development and Management, Wind Farm Ownership and Operation,  and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the years ended December 31, 2011:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2011
Wind farm development/mgmt	$8,623,706	$-	$-	$8,623,706
Turbine sales and service	617,534	-	322,767	950,301
Related party revenue	123,749	-	-	123,749
Electricity Sales	-	605,804	-	605,804
Construction contract revenue	5,242,048		32,049	5,274,097
Total revenue	$14,607,037	$605,804	$364,816	$15,577,657

Income (loss) from operations	$5,099,493	$(157,306)	$(54,304)	$4,887,883
Other income (expense), net	60,057	(109,700)	(20,235)	(69,878)
Income (loss) before income tax benefit	$5,159,550	(267,006)	$(74,539)	$4,818,005

Identifiable assets at December 31, 2011	$4,215,856	$32,410,510	$584,746	$37,211,112
Corporate assets				6,160,289
Total assets at December 31, 2011				$43.371,401

The following is information for each segment for the years ended December 31, 2010:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2010
Wind farm development/management	$490,266	$-	$3,304	$493,570
Turbine Sales and Service	275,004	-	770,295	1,045,299
Related party revenue	325,764	-	-	325,764
Construction contract revenue	4,396,947	-	6,563	4,403,510
Total revenue	$5,487,981	$-	$780,162	$6,268,143

Loss from operations	$(2,271,362)	$-	$(475,247)	$(2,746,609)
Other income (expense), net	(10,165)	-	(21,391)	(31,556)
Loss before income taxes	$(2,281,527)	$-	$(496,638)	$(2,778,165)

Identifiable assets at December 31, 2010	$14,296,025	$-	$344,796	$14,640,821
Corporate assets				3,452,040
Total assets at December 31, 2010				$18,092,861